UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (95.7%)
Brazil (12.3%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	23,100	$2,117

Commercial Banks
Banco Bradesco S.A. ADR	84,420	1,556
Banco Bradesco S.A. (Preference)	33,220	608
Banco Nacional S.A. (Preference) (a)(b)(c)	61,598,720	—
Itau Unibanco Holding S.A.	59,360	1,300
Itau Unibanco Holding S.A. (Preference) ADR	122,063	2,684
		6,148
Food Products
BRF - Brasil Foods S.A.	98,661	2,667

Household Durables
MRV Engenharia e Participacoes S.A.	157,500	1,107
PDG Realty S.A. Empreendimentos e Participacoes	130,600	1,093
		2,200
Information Technology Services
Cielo S.A.	222,600	2,114

Media
NET Servicos de Comunicacao S.A. (Preference) (c)	92,742	1,200

Metals & Mining
Vale S.A. (Preference), Class A	17,252	479
Vale S.A. (Preference) ADR	214,988	5,968
		6,447
Oil, Gas & Consumable Fuels
OGX Petroleo e Gas Participacoes S.A.	72,800	681
Petroleo Brasileiro S.A. ADR	29,000	1,290
Petroleo Brasileiro S.A. (Preference)	194,932	3,863
Ultrapar Participacoes S.A. (Preference)	22,640	1,082
		6,916
Transportation Infrastructure
Cia de Concessoes Rodoviarias	22,700	496

Wireless Telecommunication Services
Tim Participacoes S.A. ADR	22,100	613
Vivo Participacoes S.A. (Preference) ADR	44,000	1,193
		1,806
		32,111
China/Hong Kong (17.0%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	982,000	1,596

Beverages
Tsingtao Brewery Co., Ltd., Class H	106,000	533

Commercial Banks
Bank of China Ltd., Class H	2,767,000	1,475
China Citic Bank, Class H	1,786,000	1,339
China Construction Bank Corp., Class H	4,900,000	4,014
Industrial & Commercial Bank of China, Class H	2,857,000	2,178
		9,006
Diversified Telecommunication Services
China Telecom Corp., Ltd., Class H,	1,370,000	676
China Unicom Hong Kong Ltd.	1,136,000	1,279
		1,955
Energy Equipment & Services
China Oilfield Services Ltd., Class H	782,000	1,148

Food Products
Want Want China Holdings Ltd.	1,139,000	808

Independent Power Producers & Energy Traders
China Longyuan Power Group Corp., Class H (c)	234,000	277
China Resources Power Holdings Co., Ltd.	714,300	1,529
		1,806
Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	214,000	1,487
Shanghai Industrial Holdings Ltd.	443,000	2,031
		3,518
Insurance
China Life Insurance Co., Ltd., Class H	655,000	3,138
China Pacific Insurance Group Co., Ltd., Class H (c)	362,000	1,604
Ping An Insurance Group Co. of China Ltd., Class H	223,000	1,921
		6,663
Machinery
Sany Heavy Equipment
International Holdings Co., Ltd. (c)	563,000	631

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
China/Hong Kong (cont’d)
Metals & Mining
China Zhongwang Holdings Ltd. (c)	1,489,600	$1,309
Fushan International Energy Group Ltd.	1,286,000	977
		2,286
Oil, Gas & Consumable Fuels
China Coal Energy Co.	978,000	1,527
China Petroleum & Chemical Corp., Class H	3,438,000	2,816
PetroChina Co., Ltd., Class H	804,000	940
		5,283
Personal Products
Hengan International Group Co., Ltd.	79,000	589
Mead Johnson Nutrition Co.	25,629	1,334
		1,923
Specialty Retail
Belle International Holdings Ltd.	1,044,000	1,404
GOME Electrical Appliances Holdings Ltd. (c)	8,495,500	2,856
		4,260
Textiles, Apparel & Luxury Goods
China Dongxiang Group Co.	704,700	508

Wireless Telecommunication Services
China Mobile Ltd.	262,000	2,521
		44,445
Czech Republic (1.4%)
Commercial Banks
Komercni Banka A.S.	11,024	2,237

Diversified Telecommunication Services
Telefonica O2 Czech Republic A.S.	31,864	744

Electric Utilities
CEZ A.S.	13,208	624
		3,605
Egypt (2.1%)
Commercial Banks
Commercial International Bank	198,954	2,351

Construction & Engineering
Orascom Construction Industries	21,082	1,011
Orascom Construction Industries GDR	12,461	593
		1,604
Diversified Telecommunication Services
Telecom Egypt	523,801	1,618
		5,573
Hungary (1.6%)
Commercial Banks
OTP Bank plc (c)	16,006	560

Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas NyRt (c)	15,781	1,615

Pharmaceuticals
Richter Gedeon Nyrt	9,135	1,976
		4,151
India (9.0%)
Automobiles
Hero Honda Motors Ltd.	22,246	964

Chemicals
Asian Paints Ltd.	16,854	766

Commercial Banks
HDFC Bank Ltd.	60,310	2,597
IndusInd Bank Ltd.	264,700	1,003
Yes Bank Ltd. (c)	135,400	773
		4,373
Construction & Engineering
Hindustan Construction Co.	197,848	591

Diversified Financial Services
Rural Electrification Corp. Ltd.	83,877	468

Electric Utilities
KSK Energy Ventures Ltd. (c)	171,500	704

Electrical Equipment
Bharat Heavy Electricals Ltd.	20,101	1,070

Food Products
Nestle India Ltd.	7,724	460
Shree Renuka Sugars Ltd.	306,400	487
		947
Household Products
Godrej Consumer Products Ltd.	93,855	546

Independent Power Producers & Energy Traders
GVK Power & Infrastructure Ltd. (c)	144,336	144

Information Technology Services
Infosys Technologies Ltd.	49,513	2,885
Wipro Ltd.	67,509	1,063
		3,948
Machinery
Tata Motors Ltd.	100,433	1,695

Media
Deccan Chronicle Holdings Ltd.	124,500	427
Sun TV Network Ltd.	68,035	649
		1,076
Metals & Mining
Hindalco Industries Ltd.	269,990	1,090

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
India (cont’d)
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	44,505	$1,065

Personal Products
Colgate-Palmolive India Ltd.	34,772	523
Marico Ltd.	205,800	500
		1,023
Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	44,198	1,255
Glenmark Pharmaceuticals Ltd.	163,473	978
		2,233
Tobacco
ITC Ltd.	135,400	793
		23,496
Indonesia (3.6%)
Automobiles
Astra International Tbk PT	426,600	1,964

Commercial Banks
Bank Central Asia Tbk PT	2,605,000	1,575
Bank Rakyat Indonesia	1,040,500	943
		2,518
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	171,500	269

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,709,500	1,512

Food Products
Indofood Sukses Makmur Tbk PT	2,586,500	1,073

Gas Utilities
Perusahaan Gas Negara PT	2,185,500	1,021

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	3,162,000	782

Wireless Telecommunication Services
Indosat Tbk PT	366,500	221
		9,360
Israel (0.5%)
Aerospace & Defense
Elbit Systems Ltd.	1	—	@

Software
Check Point Software Technologies (c)	33,692	1,181
		1,181
Malaysia (0.9%)
Industrial Conglomerates
Sime Darby Bhd	431,600	1,153

Wireless Telecommunication Services
Axiata Group Bhd (c)	1,099,000	1,297
		2,450
Mexico (5.6%)
Beverages
Fomento Economico Mexicano S.A.B. de C.V. ADR	67,700	3,218

Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	374,800	1,663

Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V.	199,100	1,020

Media
Grupo Televisa S.A. ADR	103,900	2,184

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	131,612	6,625
		14,710
Philippines (1.3%)
Commercial Banks
Metropolitan Bank and Trust	589,350	652

Diversified Financial Services
Ayala Corp.	93,740	690
Metro Pacific Investments Corp. (c)	9,551,000	655
		1,345
Industrial Conglomerates
SM Investments Corp.	43,935	360

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	17,270	925
		3,282
Poland (3.7%)
Beverages
Central European Distribution Corp. (c)	48,551	1,700

Commercial Banks
Bank Handlowy w Warszawie S.A. (c)	27,481	770
Bank Zachodni WBK S.A. (c)	12,062	869
Powszechna Kasa Oszczednosci Bank Polski S.A.	194,701	2,723
		4,362
Diversified Telecommunication Services
Telekomunikacja Polska S.A.	317,018	1,799

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Poland (cont’d)
Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen S.A. (c)	128,962	$1,751
		9,612
Russia (4.5%)
Commercial Banks
Sberbank of Russian Federation	368,050	1,079

Diversified Telecommunication Services
Vimpel-Communications OJSC ADR	25,319	466

Electric Utilities
RusHydro (c)	13,350,471	701
RusHydro ADR (c)	139,437	736
		1,437
Food & Staples Retailing
X5 Retail Group N.V. GDR (c)	36,060	1,255

Food Products
Wimm-Bill-Dann Foods OJSC ADR	60,216	1,350

Metals & Mining
Polyus Gold Co. ADR	27,568	710

Oil, Gas & Consumable Fuels
LUKOIL OAO ADR	68,442	3,881
Rosneft Oil Co. GDR	194,265	1,540
		5,421
Paper & Forest Products
Alliance Cellulose Ltd., Class B (a)(b)(c)	156,075	—
		11,718
Singapore (0.3%)
Food Products
Golden Agri-Resources Ltd. (c)	2,188,000	907

South Africa (7.7%)
Beverages
SABMiller plc	86,034	2,531

Distributors
Imperial Holdings Ltd.	80,465	1,108

Food Products
Avi Ltd.	147,700	482
Tiger Brands Ltd.	81,601	2,055
		2,537
Media
Naspers Ltd., Class N	80,230	3,486

Metals & Mining
Anglo Platinum Ltd. (c)	19,238	1,955
Impala Platinum Holdings Ltd.	112,800	3,314
Kumba Iron Ore Ltd.	21,400	1,037
		6,306
Wireless Telecommunication Services
MTN Group Ltd. (c)	278,566	4,283
		20,251
South Korea (11.5%)
Auto Components
Hyundai Mobis	7,890	1,046

Automobiles
Hyundai Motor Co.	8,714	890
Kia Motors Corp.	83,044	1,853
		2,743
Chemicals
Cheil Industries, Inc.	15,971	902
LG Chem Ltd.	11,177	2,376
OCI Co., Ltd.	4,965	864
SSCP Co., Ltd. (c)	40,153	259
		4,401
Commercial Banks
KB Financial Group, Inc.	16,200	782
Korea Exchange Bank	29,350	350
Shinhan Financial Group Co., Ltd.	53,246	2,092
		3,224
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	12,438	683

Diversified Telecommunication Services
KT Corp.	10,920	451

Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	45,760	1,615
LG Display Co., Ltd. ADR	18,200	322
		1,937
Food & Staples Retailing
Shinsegae Co., Ltd.	2,165	1,024

Household Durables
Woongjin Coway Co., Ltd.	48,477	1,502

Insurance
Korea Life Insurance Co., Ltd. (c)	54,370	421
Samsung Fire & Marine Insurance Co., Ltd. (c)	5,675	910
		1,331
Internet Software & Services
NHN Corp. (c)	7,879	1,253

Media
Cheil Worldwide, Inc.	4,115	1,218

Personal Products
Amorepacific Corp.	1,178	857

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
South Korea (cont’d)
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	9,192	$6,646
Samsung Electronics Co., Ltd. (Preference)	2,455	1,167
		7,813
Software
NCSoft Corp.	2,459	312

Wireless Telecommunication Services
LG Telecom Ltd.	29,820	203
		29,998
Taiwan (7.8%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	1,106,000	664

Chemicals
Taiwan Fertilizer Co., Ltd.	168,000	537

Commercial Banks
Taishin Financial Holding Co., Ltd. (c)	991,987	403

Computers & Peripherals
Acer, Inc.	481,175	1,421
High Tech Computer Corp.	43,950	513
Lite-On Technology Corp.	552,000	733
Wistron Corp.	506,803	921
		3,588
Diversified Financial Services
Fubon Financial Holding Co., Ltd. (c)	1,148,000	1,395

Electronic Equipment, Instruments & Components
AU Optronics Corp.	1,360,130	1,546
Hon Hai Precision Industry Co., Ltd.	864,765	3,744
Prime View International Co., Ltd. (c)	147,000	266
		5,556
Food Products
Uni-President Enterprises Corp.	696,000	792

Insurance
Cathay Financial Holding Co., Ltd. (c)	1,003,150	1,674

Metals & Mining
China Steel Corp.	1,335,000	1,381

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	483,000	583
Taiwan Semiconductor Manufacturing Co., Ltd.	1,948,455	3,773
		4,356
		20,346
Thailand (2.5%)
Commercial Banks
Bangkok Bank PCL NVDR	313,200	1,273
Kasikornbank PCL (Foreign)	242,900	774
Kasikornbank PCL NVDR	88,800	265
Siam Commercial Bank PCL (Foreign)	368,600	1,049
		3,361
Construction Materials
Siam Cement PCL NVDR	72,800	579

Oil, Gas & Consumable Fuels
Banpu PCL	42,600	804
PTT Exploration & Production PCL (Foreign)	124,000	569
PTT PCL (Foreign)	60,800	493
		1,866
Wireless Telecommunication Services
Total Access Communication PCL	722,700	838
		6,644
Turkey (2.4%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	85,741	904
Coca-Cola Icecek A.S.	64,206	546
		1,450
Commercial Banks
Akbank T.A.S.	141,730	915
Turkiye Garanti Bankasi A.S.	337,200	1,577
Turkiye Halk Bankasi A.S.	71,974	522
		3,014
Diversified Telecommunication Services
Turk Telekomunikasyon A.S.	128,063	430

Transportation Infrastructure
TAV Havalimanlari Holding A.S. (c)	191,871	771

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

			Value
	Shares		(000)
Turkey (cont’d)
Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	121,201		$739
			6,404
TOTAL COMMON STOCKS (Cost $199,952)			250,244

	Face
	Amount
	(000)
DEBT INSTRUMENT (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd., Zero Coupon, (expired maturity)(a)(b)(c) (Cost $409)	INR	581	—

	Shares
INVESTMENT COMPANY (1.0%)
India (1.0%)
Diversified Financial Services
Morgan Stanley Growth Fund (c)(d) (Cost $332)	1,903,180		2,503

SHORT-TERM INVESTMENT (3.3%)
United States (3.3%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $8,654)	8,654,305		8,654
TOTAL INVESTMENTS (100.0%) (Cost $209,347) +			261,401
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)			(62)
NET ASSETS (100%)			$261,339

(a)	Security has been deemed illiquid at March 31, 2010.
(b)

At March 31, 2010, the Portfolio held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(c)	Non-income producing security.
(d)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $332,000 at March 31, 2010. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2010, advisory fees paid were reduced by $8,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2010, the Fund sold 547,313 shares of the security for a realized gain of $579,000. The Fund invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $7,396,000 and $9,193,000, respectively.

@	Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $209,347,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $52,054,000 of which $60,464,000 related to appreciated securities and $8,410,000 related to depreciated securities.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR—	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	440	$57	4/1/10	USD	57	$57	$—	@
IDR	156,457	17	4/1/10	USD	17	17	—	@
INR	10,314	230	4/5/10	USD	229	229	(1)
INR	3,763	84	4/5/10	USD	83	83	(1)
KRW	2,395	2	4/1/10	USD	2	2	—	@
KRW	13,407	12	4/1/10	USD	12	12	—	@
KRW	6,775	6	4/1/10	USD	6	6	—	@
USD	57	57	4/1/10	EGP	311	57	—	@
USD	28	28	4/1/10	IDR	252,945	28	—	@

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Foreign Currency Exchange Contracts Information: (cont’d)

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	45	$45	4/1/10	KRW	50,531	$45	$—	@
USD	16	16	4/5/10	PHP	743	16	—	@
USD	16	16	4/5/10	PHP	739	16	—	@
USD	1	1	4/8/10	ZAR	9	1	—	@
USD	9	9	4/1/10	ZAR	63	9	—	@
USD	2	2	4/7/10	ZAR	17	2	—	@
USD	9	9	4/9/10	ZAR	68	9	—	@
		$591				$589	$(2)

EGP	—	Egyptian Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean Won
PHP	—	Philippines Peso
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

			Level 2
			Other	Level 3
	Level 1		significant	Significant
	Quoted		observable	unobservable
	prices		inputs	inputs		Total
Investment Type	(000)		(000)	(000)		(000)
Assets:
Common Stocks
Aerospace & Defense	$—	@	$—	$—		$—	@
Auto Components	1,046		—	—		1,046
Automobiles	7,267		—	—		7,267
Beverages	11,549		—	—		11,549
Capital Markets	664		—	—		664
Chemicals	5,704		—	—		5,704
Commercial Banks	44,951		—	—	**	44,951
Computers & Peripherals	3,588		—	—		3,588
Construction & Engineering	2,878		—	—		2,878
Construction Materials	848		—	—		848
Distributors	1,108		—	—		1,108
Diversified Financial Services	3,208		—	—		3,208
Diversified Telecommunicati on Services	8,975		—	—		8,975
Electric Utilities	2,765		—	—		2,765
Electrical Equipment	1,070		—	—		1,070
Electronic Equipment, Instruments & Components	7,493		—	—		7,493
Energy Equipment & Services	1,148		—	—		1,148
Food & Staples Retailing	3,299		—	—		3,299
Food Products	11,081		—	—		11,081
Gas Utilities	1,021		—	—		1,021
Household Durables	3,702		—	—		3,702
Household Products	546		—	—		546
Independent Power Producers & Energy Traders	1,950		—	—		1,950
Industrial Conglomerates	5,031		—	—		5,031
Information Technology Services	6,062		—	—		6,062
Insurance	9,668		—	—		9,668
Internet Software & Services	1,253		—	—		1,253
Machinery	2,326		—	—		2,326
Media	9,164		—	—		9,164
Metals & Mining	18,220		—	—		18,220
Oil, Gas & Consumable Fuels	24,699		—	—		24,699

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs		Total
Investment Type	(000)	(000)		(000)		(000)
Assets: (cont’d)
Common Stocks (cont’d)
Paper & Forest Products	$—	$—		$—	**	$—	**
Personal Products	3,803	—		—		3,803
Pharmaceuticals	4,209	—		—		4,209
Semiconductors & Semiconductor Equipment	12,169	—		—		12,169
Software	1,493	—		—		1,493
Specialty Retail	4,260	—		—		4,260
Textiles, Apparel & Luxury Goods	508	—		—		508
Tobacco	793	—		—		793
Transportation Infrastructure	1,267	—		—		1,267
Wireless Telecommunicati on Services	19,458	—		—		19,458
Total Common Stocks	250,244	—		—	**	250,244
Debt Instruments
Metals & Mining	—	—		—	**	—	**
Foreign Currency Exchange Contracts	—	—	@	—		—	@
Investment Company	2,503	—		—		2,503
Short-Term Investments
Investment Company	8,654	—		—		8,654
Total Assets	261,401	—	@	—	**	261,401

Liabilities:
Foreign Currency Exchange Contracts	—	2		—		2
Total Liabilities	—	2		—		2
Total	$261,401	$2		$—	**	$261,399

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common		Debt
	Stocks		Instrument
	(000)		(000)
Balance as of 12/31/09	$—	**	$—	**
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Transfers in for Level 3	—		—
Transfers out of Level 3	—		—
Balance as of 3/31/10	$—	**	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—		$—

** Includes securites which are valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 –	quoted prices in active markets for identical investments
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010